Other Current Assets - Summary of Other Current Assets (Details) - USD ($)	Feb. 28, 2022	Feb. 28, 2021
Disclosure Of Other Current Assets [Abstract]
Other receivables	$ 523,116	$ 490,631
Prepaid insurance	3,144,230	2,358,583
Prepayments	1,714,200	561,312
Other current assets	$ 5,381,546	$ 3,410,526